TRADE AND OTHER RECEIVABLES - NET - Changes in Provision for expected credit losses (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Provision of impairment
Beginning balance	Rp (8,510)
Ending balance	(8,634)	Rp (8,510)
Allowance for expected credit losses
Provision of impairment
Beginning balance	7,802	8,360
Allowance for expected credit losses	567	474
Receivables written off	(801)	(1,032)
Ending balance	Rp 7,568	Rp 7,802